DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS	DISCONTINUED OPERATIONS
Spinoff of Liquids Pipelines Business
On October 1, 2024, TC Energy completed the spinoff of its Liquids Pipelines business. Pursuant to the Spinoff Transaction, TC Energy and South Bow executed a series of agreements to outline the parameters and guidelines that govern their ongoing relationship, including a Transition Services Agreement, Tax Matters Agreement and a Separation Agreement.
The Transition Services Agreement was established to specify certain services that TC Energy will provide to South Bow for a period of up to two years.
The Tax Matters Agreement governs TC Energy and South Bow's tax rights and obligations after the Spinoff Transaction. The agreement imposes certain restrictions on both TC Energy and South Bow in order to preserve the tax-free status of the spinoff. In the event the Spinoff Transaction is not tax-free, the agreement allocates tax liabilities by generally assigning responsibility to either TC Energy or South Bow to the extent that the failure to qualify is attributable to actions, events or transactions, or a breach of the representations or covenants made by that entity.
The Separation Agreement set forth the terms of the separation of the Liquids Pipelines business from the business of TC Energy, including the transfer of certain assets related to the Liquids Pipelines business from TC Energy to South Bow and the allocation of certain liabilities and obligations related to the Liquids Pipelines business between TC Energy and South Bow.
During 2025, TC Energy reached an agreement with South Bow with respect to liabilities the Company indemnified South Bow for under the Separation Agreement, releasing the Company from those liabilities. Inclusive of the recognition of the settlement, a net loss from discontinued operations of $183 million, net of tax was recognized. Payments related to the settlement commenced in fourth quarter 2025 and will be completed in 2026.
In addition, the Company revised its estimate of future recoveries, resulting in a $29 million impairment, which was included in Net income (loss) from discontinued operations, net of tax in the Consolidated statement of income.
Separation Costs
Liquids Pipelines business separation costs primarily include internal costs related to separation activities, legal, income tax, audit and other consulting fees, insurance provisions and net financial charges related to debt issued and held in escrow. For the years ended December 31, 2024 and 2023, Liquids Pipelines business separation costs of $197 million ($167 million after tax) and $40 million ($34 million after tax), respectively, were included in Net income (loss) from discontinued operations, net of tax in the Consolidated statement of income. There were no separation costs recognized for the year ended December 31, 2025.
Pensions
As part of the Spinoff Transaction, certain TC Energy employees became employees of South Bow. Prior to the Spinoff Transaction, these employees in Canada and the U.S. participated in DB Plans, DC Plans and savings plans, as applicable. Effective October 1, 2024, the benefit obligations under the DB Plans in respect of the employees moving from TC Energy to South Bow were transferred to South Bow. An asset transfer application related to the Canadian DB Plan outlining the proposed transfer of assets from TC Energy to South Bow has received regulatory approval. During the year ended December 31, 2025, $105 million was transferred to South Bow. As at December 31, 2025, $17 million of assets in the Canadian DB Plan remain in the TC Energy DB Plan trust and are reflected as Current assets of discontinued operations with a corresponding obligation to South Bow reflected as Current liabilities of discontinued operations on the Consolidated balance sheet. The Company expects the remaining assets to be fully transferred mid-2026. As at December 31, 2024, the assets related to the U.S. DB Plan were fully transferred to South Bow.
South Bow Debt
On August 28, 2024, South Bow Canadian Infrastructure Holdings Ltd. and 6297782 LLC, two wholly-owned subsidiaries of the Company at the time, completed an offering of approximately $7.9 billion Canadian-dollar equivalent of senior unsecured notes and junior subordinated notes. Approximately $6.2 billion Canadian-dollar equivalent of the net proceeds was placed in escrow pending the completion of the Spinoff Transaction on October 1, 2024 and US$1.3 billion of senior unsecured notes were used to repay a TransCanada PipeLines Limited (TCPL) term loan. Upon completion of the Spinoff Transaction, the escrowed funds were released to South Bow and used to repay indebtedness owed by South Bow and its subsidiaries to TC Energy and its subsidiaries.
Presentation of Discontinued Operations
As described in Note 2, Accounting policies, upon completion of the Spinoff Transaction, the Liquids Pipelines business was accounted for as discontinued operations. The Company's presentation of discontinued operations includes revenues and expenses directly attributable to the Liquids Pipelines business.
Prior year comparatives present the Liquids Pipelines business as discontinued operations.
Income from Discontinued Operations

year ended December 31
(millions of Canadian $)	2025	2024	2023

Revenues	—	2,217	2,667
Income (Loss) from Equity Investments	—	50	67
Operating and Other Expenses
Plant operating costs and other	216	806	814
Commodity purchases resold	—	387	437
Property taxes	—	84	116
Depreciation and amortization	—	253	332
Asset impairment charge and other	29	21	(4)
	245	1,551	1,695
Segmented Earnings (Losses) from Discontinued Operations	(245)	716	1,039
Financial Charges
Interest expense	—	218	297
Interest income and other	(28)	(21)	30
	(28)	197	327
Income (Loss) from Discontinued Operations before Income Taxes	(217)	519	712
Income tax expense (recovery)	(5)	124	100
Net Income (Loss) from Discontinued Operations, Net of Tax	(212)	395	612
Assets and Liabilities of Discontinued Operations

at December 31
(millions of Canadian $)	2025	2024

ASSETS
Current Assets
Other current assets	197	235
	197	235
Other Long-Term Assets	—	136
	197	371
LIABILITIES
Current Liabilities
Accounts payable and other	181	170
	181	170
Other Long-Term Liabilities	—	110
	181	280
The Spinoff Transaction resulted in derecognition of the net assets of the Liquids Pipelines segment in the amount of $3,691 million. The reduction in net assets was reflected as a $2,950 million decrease in Retained earnings (Accumulated deficit) and a $741 million decrease in AOCI for the year ended December 31, 2024.
For the year ended December 31, 2025, the Company recorded $542 million related to the Spinoff Transaction as an out-of-period adjustment to reclassify a pro rata portion of its net investment hedge losses recorded in AOCI to Retained earnings (Accumulated deficit). Refer to Note 2, Accounting policies, for additional information.
Cash Flows from Discontinued Operations

year ended December 31
(millions of Canadian $)	2025	2024	2023

Net cash (used in) provided by operations	(185)	670	1,026
Net cash (used in) provided by investing activities	24	(89)	87